PRUDENTIAL INVESTMENT PORTFOLIOS 10, INC.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

February 22, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Prudential Investment Portfolios 10, Inc.
1933 Act File No.: 333-23017
1940 Act File No.: 811-08085

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in the most recent Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 17, 2010.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

Very truly yours,

/s/Jonathan D. Shain
Jonathan D. Shain